Other non-financial assets, non-current (Tables)	12 Months Ended
Mar. 31, 2021
Other Non-financial Assets Non-current
Schedule of other non financial assets, non-current
	March 31,
	2020	2021
Restricted asset	223,618	223,618
Total	223,618	223,618
Non-current	223,618	223,618
Total	223,618	223,618